Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 85,979	$ 81,831	$ 73,784
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	29,499	29,043	27,902
Provision for uncollectible accounts receivable	8,563	9,078	10,833
Stock option expense	8,376	7,762	8,639
Amortization of discount on convertible notes	7,576	7,081	6,617
Provision for deferred income taxes (Note 12)	7,242	(2,409)	4,979
Noncash portion of long-term incentive compensation	2,595	4,161	4,385
Amortization of debt issuance costs	1,137	654	632
Discontinued operations (Note 9)			253
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	26,896	(68,656)	33,754
Decrease/(increase) in inventories	(940)	(151)	29
Decrease/(increase) in prepaid expenses	(1,124)	332	(455)
Increase/(decrease) in accounts payable and other current liabilities	(1,397)	13,810	(8,109)
Increase in income taxes	2,708	4,825	623
Increase in other assets	(4,009)	(4,398)	(1,678)
Increase in other liabilities	4,548	5,999	272
Excess tax benefit on share-based compensation	(3,854)	(3,357)	(1,955)
Other sources	548	407	327
Net cash provided by operating activities	174,343	86,012	160,832
Cash Flows from Investing Activities
Capital expenditures	(29,592)	(25,639)	(21,496)
Business combinations, net of cash acquired (Note 8)	(3,664)	(9,469)	(1,919)
Other uses	(858)	(592)	573
Net cash used by investing activities	(34,114)	(35,700)	(22,842)
Cash Flows from Financing Activities
Purchases of treasury stock (Note 21)	(147,886)	(109,330)	(4,225)
Dividends paid	(12,538)	(11,881)	(8,157)
Proceeds from exercise of stock options (Note 4)	8,036	5,327	545
Excess tax benefit on share-based compensation	3,854	3,357	1,955
Debt issuance costs	(2,657)
Increase/(decrease) in cash overdraft payable	(826)	(581)	2,891
Repayment of long-term debt (Note 3)			(14,669)
Net change in revolving line of credit			(8,200)
Other sources/(uses)	(48)	297	658
Net cash used by financing activities	(152,065)	(112,811)	(29,202)
Increase/(decrease) in cash and cash equivalents	(11,836)	(62,499)	108,788
Cash and cash equivalents at beginning of year	49,917	112,416	3,628
Cash and cash equivalents at end of year	$ 38,081	$ 49,917	$ 112,416